10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Details-Level 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Beginning balance	$ 0	$ 107,081
Gain on extinguishment of debt	$ 0	(107,081)
Ending balance		$ 0